Submission	Mar. 06, 2025
Submission [Line Items]
Central Index Key	0001000275
Registrant Name	ROYAL BANK OF CANADA
Registration File Number	333-275898
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES